Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	₺ 107,116,184	₺ 93,486,846	[1]	₺ 108,599,644	[1]
Non-current assets	144,537,097	157,676,596
Turkiye
Disclosure of geographical areas [line items]
Revenue	104,641,610	91,052,696		106,210,552
Non-current assets	140,298,871	141,507,693
Ukraine [member]
Disclosure of geographical areas [line items]
Non-current assets		12,651,476
Belarus [member]
Disclosure of geographical areas [line items]
Revenue	1,384,585	1,540,091		1,375,795
Non-current assets	746,265	1,229,643
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Revenue	1,058,155	855,064		959,667
Non-current assets	3,047,815	1,626,546
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	31,834	38,995		₺ 53,630
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Non-current assets	₺ 444,146	₺ 661,238

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations